Document and Entity Information	Nov. 01, 2019
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	Floor & Decor Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38070
Entity Tax Identification Number	27-3730271
Entity Address, Address Line One	2500 Windy Ridge Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	471-1634
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001507079
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	FND
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2233 Lake Park Drive
Entity Address, City or Town	Smyrna
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30080